Introduction, basis of presentation of the consolidated financial statements and other information	12 Months Ended
Dec. 31, 2022
Introduction Basis Of Presentation Of Consolidated Financial Statements And Other Information
Introduction, basis of presentation of the consolidated financial statements and other information

1.	Introduction, basis of presentation of the consolidated financial statements and other information

a)	Introduction

Banco Santander (Brasil) S.A. (Banco Santander or Bank), directly and indirectly controlled by Banco Santander, S.A., headquartered in Spain (Banco Santander Spain), is the lead institution of the Financial and Prudential Conglomerates (Conglomerate Santander) before the Central Bank of Brazil (Bacen), established as a joint-stock corporation, with head office at Avenida Presidente Juscelino Kubitschek, 2041 and 2235 – Building A - Vila Olímpia, in the City of São Paulo, State of São Paulo. Banco Santander operates as a multiple service bank, conducting its operations by means of its commercial, investment, loans, mortgage loans, leasing and foreign exchange portfolios. Through its subsidiaries, also operates in the segments of payments, management of shares’ club, securities and insurance brokerage operations, premium bonds, consumer finance, payroll loans, digital platforms, benefit vouchers, management and recovery of non-performing loans and private pension products. The operations are conducted within the context of a group of institutions that operates in the financial market on an integrated basis. The corresponding benefits and costs of providing services are absorbed between them and are conducted in the normal course of business and under commutative conditions.

The Board of Directors authorized the issuance of the Financial Statements for the year ended on December 31, 2022, at the meeting held on February 27, 2023.

These Financial Statements and the accompanying documents were the subject of an unqualified report of the Independent Auditors and a recommendation for approval issued by the Company's Audit Committee and a favorable opinion of the Company's Fiscal Council.

b)	Basis of presentation of the condensed consolidated financial statements

The consolidated financial statements have been prepared in accordance with the standards of the International Financial Reporting Standards (IFRS) issued by the International Accountant Standards Board (IASB), and interpretations issued by the IFRS Interpretations Committee (current name International Financial Reporting Interpretations Committee - IFRIC). All relevant information specifically related to the consolidated financial statements of Banco Santander, and only in relation to these, are being evidenced, and correspond to the information used by Banco Santander in its management.

For a better presentation of certain balances of operations with electricity reception, the comparisons are being remeasured as detailed in note 8.

c) Other information

c.1) Adoption of new standards and interpretations

The following amendments to standards were adopted for the first time for the financial year beginning January 1, 2022:

•	“Amendment to IAS 37 “Provision, Contingent Liabilities and Contingent Assets”: In May 2020, the IASB issued this amendment to clarify that, for the purposes of assessing whether a contract is onerous, the cost of performing the contract includes the incremental costs of performing that contract and an allocation of other costs that directly relate to performance his.
•	“Amendment to IFRS 3 “Business Combinations”: issued in May 2020, with the aim of replacing references from the old version of the conceptual framework to the latest one. The amendment to IFRS 3 is effective as of January 1, 2022.

•	Annual Improvements – 2018-2020 Cycle: In May 2020, the IASB issued the following amendments as part of the annual improvement process:

(i)	IFRS 9 - "Financial Instruments" - clarifies which rates must be included in the 10% test for the write-off of financial liabilities.
(ii)	IFRS 16 - "Leases" - amendment of example 13 in order to exclude the example of lessor payments related to improvements in the leased property.
(iii)	IFRS 1 "Initial Adoption of International Financial Reporting Standards" - simplifies the application of said standard by a subsidiary that adopts IFRS for the first time after its parent company, in relation to the measurement of the accumulated amount of exchange rate variations.

There were no material impacts on the adoption of these standards.

Rules and interpretations that will come into effect after December 31, 2022

On the date of preparation of these consolidated financial statements, the following standards that have effective adoption date after January 1, 2023 and have not yet been adopted by the Bank are:

•	IFRS 17 - In May 2017, the IASB issued the IFRS for insurance contracts that aims to replace IFRS 4. IFRS 17 has an implementation date of January 1, 2023. This standard aims to demonstrate greater transparency and useful information in financial statements, one of the main changes being the recognition of profits as a measure of the delivery of insurance services, in order to assess the performance of insurers over time. Banco Santander assessed and concluded that the impact of adopting IFRS 17 is immaterial.

•	Amendment to IAS 1 "Presentation of Financial Statements": the objective is to clarify that liabilities are classified as current or non-current, depending on the rights that exist at the end of the period. The classification is not affected by the entity's expectations or events after the reporting date. The amendments to IAS 1 are effective as of January 1, 2023 and there will be no impact for Santander.

•	Amendment to IAS 8 - Accounting Policies, Changes in Estimates and Error Corrections: clarifies how entities should distinguish changes in accounting policies from changes in accounting estimates, since changes in accounting estimates are applied prospectively to future transactions and other future events, but changes in policies Accounting terms are generally applied retrospectively to past transactions and other past events, as well as to the current period. Said amendment is effective as of January 1, 2023 and there will be no impact for Santander.

•	Amendment to IAS 12 - Income Tax: requires entities to recognize deferred tax on transactions that, upon initial recognition, give rise to equal amounts of taxable and deductible temporary differences. This would typically apply to lease transactions (right-of-use assets and lease liabilities) and decommissioning and restoration obligations, as an example, and will require the recognition of additional deferred tax assets and liabilities. Said amendment is effective as of January 1, 2023 and there will be no impact for Santander.

There are no other IFRS standards or IFRIC interpretations that are not yet effective that could have a material impact on the Bank's financial statements.

c.2) Estimates used

The consolidated results and the calculation of consolidated equity are impacted by the accounting policies, assumptions, estimates and measurement methods used by the Bank's directors in the preparation of interim consolidated financial statements. The Bank makes estimates and assumptions that affect the reported amounts of assets and liabilities of future periods. All estimates and assumptions required, in accordance with IFRS, are the best estimates in accordance with the applicable standard.

In interim consolidated financial statements, estimates are made by management of the Bank and consolidated entities in order to quantify certain assets, liabilities, revenues and expenses and disclosures of explanatory notes.

c.2.1) Critical estimates

The critical estimates and assumptions that have the most significant impact on the accounting balances of certain assets, liabilities, revenues and expenses and in the disclosure of explanatory notes, are described below:

i. Fair value assessment of certain financial instruments

Financial instruments are initially recognized at fair value and those that are not measured at fair value through profit or loss are adjusted for transaction costs.

Financial assets and liabilities are subsequently measured, at the end of each period, using valuation techniques. This calculation is based on assumptions, which take into account Management's judgment based on information and market conditions existing at the balance sheet date.

Banco Santander classifies fair value measurements using the fair value hierarchy that reflects the model used in the measurement process, segregating financial instruments into Levels I, II or III.

Notes 2.e and 46.c8 present the accounting practice and sensitivity analysis for Financial Instruments, respectively.

ii. Allowance for loan losses due to impairment

The carrying amount of non-recoverable financial assets is adjusted by recording a provision for impairment chargeable to “Losses on financial assets (net) – Financial assets measured at amortized cost” in the consolidated statement of income. The reversal of previously recorded losses is recognized in the consolidated income statement in the period in which the impairment loss decreases and can be objectively related to a recovery event.

To individually measure the impairment loss of loans assessed for impairment, the Bank considers the counterparty's conditions, such as its economic and financial situation, level of indebtedness, capacity to generate income, cash flow, administration, corporate governance and quality of internal controls, payment history, industry experience, contingencies and credit limits, as well as asset characteristics, such as their nature and purpose, type, sufficiency and guarantees of liquidity level and total credit value , and also based on historical impairment experience and other circumstances known at the time of the valuation.

To measure the impairment loss of loans collectively assessed for impairment, the Bank separates financial assets into groups taking into account the characteristics and similarities of credit risk, that is, according to the segment, type of assets, guarantees and other factors associated with historical impairment experience and other circumstances known at the time of the valuation.

Notes 2.h & 46.b2 present the accounting practice and credit risk measurement measures, respectively.

iii. Provisions for pension funds

Defined benefit plans are recorded based on an actuarial study, carried out annually by a specialized company, at the end of each year, effective for the subsequent period and are recognized in the consolidated income statement under Interest and similar expenses and Provisions (net).

The present value of a defined benefit obligation is the present value, less any plan assets, of expected future payments required to settle the obligation arising from employee service in current and past periods.

Additional details are in note 2.w.

iv. Provisions, assets and contingent liabilities

Provisions for lawsuits and administrative proceedings are set up when the risk of loss in the lawsuit or administrative lawsuit is assessed as probable and the amounts involved can be measured with sufficient certainty, based on the nature, complexity and history of the lawsuits and the opinion of the legal advisors. internal and external.

Note 2.q presents information on provisions and contingent assets and liabilities. There were no significant changes in the Bank's provisions and contingent assets and liabilities between December 31, 2020 - December 31, 2021 and December 31, 2022.

v.Goodwill

The goodwill recorded is subject to the impairment test, at least once a year or in a shorter period, in the event of any indication of impairment of the asset.

The basis used for the recoverability test is the value in use and, for this purpose, the cash flow is estimated for a period of 5 years. Cash flow was prepared considering several factors, such as: (i) macroeconomic projections of interest rates, inflation, exchange rate and others; (ii) behavior and growth estimates of the national financial system; (iii) increased costs, returns, synergies and investment plan; (iv) customer behavior; and (v) growth rate and adjustments applied to flows in perpetuity. The adoption of these estimates involves the probability of future events occurring and the alteration of any of these factors could have a different result. The cash flow estimate is based on a valuation prepared by an independent expert annually or whenever there is evidence of a reduction in its recoverable amount, which is reviewed and approved by management.

Further details are in note 13.

vi. Expectation of realization of tax credits

Deferred tax assets and liabilities include temporary differences, identified as amounts expected to be paid or recovered on differences between the carrying amounts of assets and liabilities and their respective calculation bases, and accrued tax credits and losses and the negative basis of CSLL. These amounts are measured at the rates expected to apply in the period in which the asset is realized or the liability is settled. Deferred tax assets are only recognized for temporary differences to the extent that it is considered probable that the consolidated entities will have sufficient future taxable profits against which the deferred tax assets can be utilized, and the deferred tax assets do not result from initial recognition (save in a business combination) of other assets and liabilities in a transaction that affects neither actual profit for tax purposes nor accounting profit. Other deferred tax assets (tax credits and accumulated tax losses) are only recognized if it is considered probable that the consolidated entities will have sufficient future taxable income for them to be used.

Recognized deferred tax assets and liabilities are reviewed at each balance sheet date, making the appropriate adjustments based on the findings of the analyzes carried out. The expectation of realization of the Bank's deferred tax assets is based on projections of future results and based on a technical study.

For further details see note 2.z.